Gold stream obligation - Summary of Changes in Gold stream Obligation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Ending balance	$ 521,813
Level 3 | Gold stream obligation
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0
Fair value at acquisition (Note 6)	173,700
Exercise of buy-back option	(46,400)
Change in fair value	12,300
Ending balance	$ 139,600